Property, plant and equipment - Items pledged as collateral (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jan. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of Property, Plant and Equipment Pledged as Collateral [Table]
On June 30, 2026, property, plant and equipment items pledged as collateral, consisting mainly of the units of Ribas do Rio Pardo, Três Lagoas and Imperatriz are set forth below:

	Type of collateral	6/30/2026	12/31/2025
Land	Financial/Legal	25,184	25,562
Buildings	Financial	1,693,425	1,719,004
Machinery, equipment and facilities (1)	Financial	8,466,737	19,437,703
Work in progress	Financial	385,788	339,063
Other	Financial	61,203	48,475
		10,632,337	21,569,807
(1)The Company formalized, on January 30, 2026, the release of the fiduciary collateral over machinery and equipment associated with the Ribas do Rio Pardo pulp mill, previously pledged in favor of HSBC Corporate Trustee Company (UK) Limited, as Security Agent, and Finnish Export Credit Ltd. (FEC), in connection with the financing agreement entered into by the Company with Finnvera, totaling R$10,686,019. Following the termination of the financing agreement, the related assets were fully released from the collateral and any associated encumbrances.

Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	R$ 10,632,337		R$ 21,569,807
Land
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	25,184		25,562
Buildings
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	1,693,425		1,719,004
Machinery, equipment and facilities
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	8,466,737		19,437,703
Property, plant and equipment, pledged as security, released		R$ 10,686,019
Work in progress
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	385,788		339,063
Other
Disclosure of Property, Plant and Equipment Pledged as Collateral [Line Items]
Property, plant and equipment, pledged as security	R$ 61,203		R$ 48,475